MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND

           Supplement dated February 1, 2002 as revised June 7, 2002
                           to the Current Prospectus

This Supplement describes the funds' class I shares, and it supplements certain information in the funds' Prospectus dated February 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in a fund by showing changes in the fund's performance over time. Each table is supplemented as follows:


Average Annual Total Returns as of December 31, 2001.


       MFS International Strategic Growth Fund           1 Year        Life*
       ---------------------------------------           ------        -----
       Class I shares                                   (13.01)%         8.24%
       MSCI EAFE Index+**                               (21.21)%        (1.01)%
       Average international fund++                     (21.71)%        (1.01)%

       MFS International Value Fund                      1 Year        Life*
       ----------------------------                      ------        -----
       Class I shares                                   (16.44)%         6.00%
       MSCI EAFE Index+**                               (21.21)%        (1.01)%
       Lipper International Fund Average++              (21.71)%        (1.01)%
-------------------------

+    Source: Standard & Poor's Micropal, Inc.
++ The Lipper International Fund Average, as calculated by Lipper Inc., is the average investment performance of funds in the Lipper International Fund category which have similar investment objectives to the fund, and does not reflect the deduction of sales charges.
* Fund performance figures are for the period from the commencement of the fund's investment operations on October 9, 1997, through December 31, 2001. Index and Lipper average returns are from October 1, 1997.
** The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a broad-based, unmanaged, market-capitalization-weighted total return index which measures the performance of 21 developed-country global stock markets.

Each fund commenced investment operations on October 9, 1997, with the offering of class A shares and class I shares.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of each fund. The table is supplemented as follows:


Shareholder Fees (fees paid directly from your investment)

                                                                        Class I
    Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)......................        None
    Maximum Deferred Sales Charge (Load) (as a
        percentage of original purchase price or redemption
        proceeds, whichever is less).............................        None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)(1)

                                                         MFS International        MFS International
                                                       Strategic Growth Fund         Value Fund

Management Fees                                                0.975%                    0.975%
Distribution and Service (12b-1) Fees..........                None                      None
Other Expenses                                                 4.84%                     5.96%
                                                               -----                     -----
Total Annual Fund Operating Expenses...........                5.82%                     6.94%
    Fee Waiver/Expense Reimbursement(2)........               (4.01)%                   (5.06)%)
                                                              -------                   -------
    Net Expenses(3)............................                1.81%                     1.88%

-----------------------

(1) All expenses, other than "Management Fees," are rounded to two decimal places.

(2) MFS has contractually agreed to waive its management fee and, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 1.75% annually. This contractual fee arrangement will continue until at least February 1, 2003, unless changed with the consent of the board of trustees which oversees the fund.

(3) Each fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may enter into other similar arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" for each fund would be 1.75%.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

         The examples assume that:

o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see Expense Table).


      The table is supplemented as follows:

      Class I                                      Year 1       Year 3       Year 5      Year 10
      -------                                      ------       ------       ------      -------
      MFS International Strategic Growth Fund       $184         $1,375       $2,547       $5,394
      MFS International Value Fund                  $191         $1,595       $2,944       $6,096

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of a fund.

The following eligible investors may purchase class I shares:

o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates; and

o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds:

In addition, MFD, at its sole discretion, may accept investments from other purchasers not listed above.

In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under each fund's policies, disqualify the purchaser as an eligible investor in class I shares.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.


5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand each fund's financial performance. It is supplemented as follows:

                                                                                                                   Period Ended
                                                                            Year Ended September 30,               September 30,
  MFS International Strategic Growth Fund                            2001            2000             1999             1998*
                                                                     ----            ----             ----             -----
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                           $ 13.34          $ 13.48          $  9.70          $ 10.00
                                                                  -------          -------          -------          -------
  Income from investment operations# -
    Net investment income (loss)ss.                               $ (0.03)        $   0.07          $  0.02         $   0.05
    Net realized and unrealized gain (loss) on investments
      and foreign currency                                          (2.48)            2.36             4.13            (0.35)
                                                                 ---------        --------         --------        ----------
      Total from investment operations                            $ (2.51)        $   2.43          $  4.15         $  (0.30)
                                                                  --------        --------          -------         ---------
  Less distributions declared to shareholders -
    From net investment income                                    $ (0.08)        $  (0.01)         $ (0.04)       $   --
    From net realized gain on investments and foreign
      currency transactions                                         (1.94)           (2.56)           (0.33)             --
    In excess of net investment income                              (0.00)+++           --              --              --
    In excess of net realized gain on investments and foreign
      currency transactions                                         (0.25)             --               --              --
    From paid-in-capital                                            (0.00)+++          --               --              --
                                                                -------------    --------       ----------        --------
      Total distributions declared to shareholders                $ (2.27)        $  (2.57)        $  (0.37)        $   --
                                                                  --------        ---------        ---------        ------
  Net asset value - end of period                                 $  8.56          $ 13.34          $ 13.48        $    9.70
                                                                  -------          -------          -------        ---------
  Total return                                                     (21.71)%          18.59%           43.91%           (3.00)%++
  Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                       1.81%            1.75%            1.78%            1.77%+
    Net investment income (loss)                                    (0.32)%           0.50%            0.16%            0.48%+
  Portfolio turnover                                                 103%             137%            175%              103%
  Net assets at end of period (000 Omitted)                         $708             $859           $1,015              $876

ss. Subject to reimbursement by the fund, the investment adviser has voluntarily agreed, under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

       Net investment loss                                          $(0.44)        $  (0.22)          $ (0.36)        $(0.13)
       Ratios (to average net assets):
         Expenses##                                                   5.82%            3.84%             4.73%          3.38%+
         Net investment loss                                         (4.33)%          (1.59)%           (2.79)%        (1.15)%+

* For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
+    Annualized.
++   Not annualized.
+++ Per share amount was less than $(0.01). # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

                                                                                                             Period Ended
                                                                         Year Ended September 30,            September 30,
  MFS International Value Fund                                      2001          2000          1999             1998*
                                                                    ----          ----          ----             -----
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                             $ 11.67      $ 13.25       $ 10.47        $ 10.00
                                                                    -------      -------       -------        -------
  Income from investment operations# -
    Net investment income (loss)ss.                                $   0.05     $  (0.02)     $   0.01       $   0.11
    Net realized and unrealized gain (loss) on investments
      and foreign currency                                            (2.26)        1.74          3.09           0.36
                                                                   ---------    --------     ---------       --------
      Total from investment operations                              $ (2.21)    $   1.72      $   3.10       $   0.47
                                                                    --------    --------      --------       --------
  Less distributions declared to shareholders -
    From net investment income                                      $ (0.13)    $  (0.07)     $  (0.10)      $      --
    From net realized gain on investments and
      foreign currency transactions                                (1.82)       (3.23)           (0.21)            --
    In excess of net investment income                                --             --          (0.01)            --
                                                                   -----        --------         ------           ---
      Total distributions declared to shareholders                  $ (1.95)     $ (3.30)      $ (0.32)      $     --
                                                                    --------     --------      --------      --------
  Net asset value - end of period                                  $   7.51      $ 11.67       $ 13.25        $ 10.47
                                                                   --------      -------       -------        -------
  Total return                                                       (22.18)%      13.80%        30.11%          4.70%+ +
  Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                         1.89%        1.74%         1.77%          1.77%+
    Net investment income (loss)                                       0.59%       (0.15)%        0.08%          1.00%+
  Portfolio turnover                                                   103%          77%           107%            71%
  Net assets at end of period (000 Omitted)                            $596           --           $205          $112

ss. Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

       Net investment loss                                           $ (0.36)     $ (0.38)       $(0.21)        $(0.07)
       Ratios (to average net assets):
         Expenses##                                                     6.50%        4.54%         3.58%          3.42%+
         Net investment loss                                           (4.02)%      (2.95)%       (1.73)%        (0.67)% +

* For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

    The date of this Supplement is February 1, 2002 as revised June 7, 2002.